Employee Benefit Obligations - Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure Line Items
Post-employment obligations, non - current	$ 1,836,362	$ 1,343,507
Total Post-Employment Obligations, Net	1,836,362	1,343,507
Pension Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	1,683,668	1,214,435
Health Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	123,534	101,895
Other Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	$ 29,160	$ 27,177